Revenue Recognition - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 segment	Dec. 31, 2019 USD ($) item segment
Graduation Fund [Line Items]
Number of Reportable Segments | segment	2	2
Number of free courses		1
Number of successfully completed courses		3
Consecutive terms of non attendance in which Graduation Fund credits will be lost		1
Expected collection period of tuition receivable		12 months
Unbilled receivables | $		$ 1.3
Current Liability
Graduation Fund [Line Items]
Graduation fund estimated to be redeemed | $		$ 19.6
Minimum
Graduation Fund [Line Items]
Expected collection period of tuition receivable, noncurrent		2 years
Maximum
Graduation Fund [Line Items]
Expected collection period of tuition receivable, noncurrent		4 years